DERIVATIVE INSTRUMENTS (Schedule of Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value	$ 22	$ 287
Notional Amount	15,636	17,592
Other Current Assets [Member] | Foreign Exchange Contract [Member] | Not designated cash flow hedges [Member]
Assets derivatives, fair value	86	295
Assets derivatives, notional amount	13,363	8,796
Other accounts payables [Member] | Foreign Exchange Contract [Member] | Not designated as hedging instruments [Member]
Liability derivatives, fair value	(64)	(8)
Liability derivatives, notional amount	$ 2,273	$ 8,796